SCHEDULE OF SHARE OPTIONS ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	776,000	143,500
Weighted average exercise price, Outstanding	$ 1.67	$ 4.50
Number of options, Granted	281,800	634,500
Weighted average exercise price, Granted	$ 5.45	$ 0.93
Number of options, Expired/cancelled	(108,500)	(2,000)
Weighted average exercise price, Expired/cancelled	$ 5.62	$ 3.75
Number of options, Exercised	(9,666)
Weighted average exercise price, Exercised	$ 0.80
Number of options, Outstanding	939,634	776,000
Weighted average exercise price, Outstanding	$ 2.36	$ 1.67
Number of options, Exercisable	540,268	352,999
Weighted average exercise price, Exercisable	$ 1.84	$ 2.56